Leases - Other supplemental (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Leases
Operating cash flows for operating leases	¥ 166,967	$ 25,589	¥ 76,130
ROU assets obtained in exchange for new operating lease liabilities	¥ 265,821	$ 40,739	¥ 402,646